INVESTMENT PROPERTIES (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	$ 1,581,689
Appraisals	55,573		$ 149,299		$ 150,176
Net increase in (decrease) in investment properties	20,147
Balance at the end of the period	1,657,409	[1]	1,581,689
Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	1,581,689	[1]	1,505,046
Appraisals	55,573		149,299
Net increase in (decrease) in investment properties			(43,648)
Classified to assets held for sale	0		(29,008)
Balance at the end of the period	1,657,409		1,581,689	[1]	1,505,046
Buildings [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	1,355,717
Appraisals	49,721
Net increase in (decrease) in investment properties	7,847
Balance at the end of the period	1,413,285	[1]	1,355,717
Buildings [member] | Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	1,355,717		1,275,566
Appraisals			52,543
Net increase in (decrease) in investment properties			27,608
Classified to assets held for sale			0
Balance at the end of the period			1,355,717		1,275,566
Land [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	225,972
Appraisals	5,852
Net increase in (decrease) in investment properties	12,300
Balance at the end of the period	244,124	[1]	225,972
Land [member] | Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	$ 225,972		229,480
Appraisals			96,756
Net increase in (decrease) in investment properties			(71,256)
Classified to assets held for sale			(29,008)
Balance at the end of the period			$ 225,972		$ 229,480

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).